Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 7,736,322	S/ 1,897,568
Promotional credit lines	1,453,397	1,422,067
Loans received from foreign entities	427,278	613,090
Loans received from Peruvian entities	1,117	2,049
Bank Acceptance Liabilities Subtotal	9,618,114	3,934,774
Interest and commissions payable	42,763	44,863
Short term	1,769,403	2,666,530
Long term	7,891,474	1,313,107
Total	S/ 9,660,877	S/ 3,979,637